DERIVATIVE FINANCIAL INSTRUMENTS (Schedule of Outstanding Derivative Instruments Qualified as Hedging Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ (132)
Derivatives assets (Liabilities)	(132)	49
Foreign Exchange Option [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets		8
Foreign Exchange Option [Member] | Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities
Foreign Exchange Forward [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets		41
Foreign Exchange Forward [Member] | Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ (132)